Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
Note 6. Premises and Equipment

Premises and equipment are comprised of the following:

	2012	2011

Land	$10,004	$10,004
Bank Premises	14,061	14,061
Equipment	12,623	12,299
	36,688	36,364
Less: accumulated depreciation	15,512	14,570
	21,176	21,794
Construction in Progress	-	89

	$21,176	$21,883

Depreciation expense was $959 and $1,083 for 2012 and 2011, respectively.